Stock-Based Compensation and Other Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Unvested Restricted Shares and RSUs Activity	A summary of our unvested Restricted Shares and RSUs activity is presented in the table below:
	Restricted Shares	Restricted Stock Units	Total	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2020	3,215	38,151	41,366	$135.40
Granted	—	22,382	22,382	81.00
Vested	(1,528)	(21,385)	(22,913)	111.00
Forfeited	(67)	(4,959)	(5,026)	90.20
Unvested as of December 31, 2021	1,620	34,189	35,809	$109.40
Granted	—	14,146	14,146	13.54
Vested	(1,286)	(22,478)	(23,764)	54.06
Forfeited	—	(14,771)	(14,771)	112.41
Unvested as of December 31, 2022	334	11,086	11,420	$89.66